Operating expenses	12 Months Ended
Dec. 31, 2019
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Operating expenses
4. Operating expenses

All figures in £ millions	2019	2018	2017
By function:
Cost of goods sold	1,858	1,943	2,066

Operating expenses
Distribution costs	73	88	84
Selling, marketing and product development costs	631	759	896
Administrative and other expenses	999	1,039	1,207
Restructuring costs	157	90	79
Other income	(54)	(69)	(64)

Total net operating expenses	1,806	1,907	2,202
Other net gains and losses	(16)	(230)	(128)

Total	3,648	3,620	4,140

Included in other income is service fee income from Penguin Random House of £4m (2018: £3m, 2017: £3m). Included in administrative and other expenses are research and efficacy costs of £13m (2018: £14m, 2017: £14m). In addition to the restructuring costs shown above, there were major restructuring costs in relation to associates of £2m (2018: £12m, 2017: £nil).
An analysis of major restructuring costs is as follows:

All figures in £ millions	2019	2018	2017
By nature:
Product costs	16	12	15
Employee costs	90	56	11
Depreciation and amortisation	14	1	13
Property and facilities	12	(5)	24
Technology and communications	2	1	2
Professional and outsourced services	17	9	12
General and administrative costs	6	16	2

Total restructuring – operating expenses	157	90	79
Share of associate restructuring	2	12	—

Total	159	102	79

In May 2017, the Group announced a restructuring programme to run between 2017 and 2019 to drive further significant cost savings. The costs of this programme have been excluded from adjusted operating profit so as to better highlight the underlying performance (see note 8). In 2018, property and facilities costs include gains on the disposal of properties sold as part of the restructuring programme.

All figures in £ millions	Notes	2019	2018	2017
By nature:
Royalties expensed		242	236	246
Other product costs		466	516	564
Employee benefit expense	5	1,452	1,637	1,805
Contract labour		139	161	152
Employee-related expense		94	115	127
Promotional costs		254	233	229
Depreciation of property, plant and equipment	10	123	66	90
Amortisation of intangible assets – pre-publication	20	271	338	338
Amortisation of intangible assets – software	11	115	88	85
Amortisation and impairment of intangible assets – other	11	151	99	138
Property and facilities		96	147	202
Technology and communications		196	192	218
Professional and outsourced services		480	396	322
Other general and administrative costs		104	85	140
Costs capitalised to intangible assets		(465)	(390)	(324)
Other net gains and losses		(16)	(230)	(128)
Other income		(54)	(69)	(64)

Total		3,648	3,620	4,140

During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2019	2018	2017
The audit of parent company and consolidated financial statements	5	4	4
The audit of the company’s subsidiaries	2	2	2

Total audit fees	7	6	6
Audit-related and other assurance services	—	1	1
Other non-audit services	—	—	1

Total other services	—	1	2
Total non-audit services	—	1	2

Total	7	7	8

Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2019	2018	2017
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	6	6
Non-audit fees	—	1	2

Total	7	7	8

Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts.
Included in
non-audit
fees is audit related work in relation to disposal transactions and other assurance work related to the audit of the Group’s efficacy programme. Included in Group audit fees for 2019 are additional fees in relation to prior year audit work.